Lease liability and Right-of-use assets (Details 4) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 1,896	$ 2,005	$ 1,740
Lease liabilities undiscounted	3,349	3,507
Less current lease liabilities	(275)	(286)
Less current lease liabilities undiscounted	(324)	(338)
Non-current lease liabilities	1,621	1,719
Non-current lease liabilities undiscounted	3,025	3,169
Most material lease with lease term extension	600	600
Commitments for leases not yet commenced	134	4
Not later than one year [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	275	286
Lease liabilities undiscounted	324	338
Later than one year and not later than two years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	216	229
Lease liabilities undiscounted	258	274
Later than two years and not later than three years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	162	186
Lease liabilities undiscounted	198	226
Later than three years and not later than four years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	139	148
Lease liabilities undiscounted	172	183
Later than four years and not later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	122	129
Lease liabilities undiscounted	154	160
Later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	982	1,027
Lease liabilities undiscounted	$ 2,243	$ 2,326